Other Commitments with Third Parties and Other Contingent Liabilities - EBITDA Commitment, Sensitivity Analysis (Details) - Grifols Diagnostic Solutions, Inc.	Dec. 31, 2024
Baseline scenario
Disclosure of commitments and contingent liabilities [line items]
Variation Percentage Between Committed And Estimated EBITDA	3.80%
Sensitivity to Sales BTS
Disclosure of commitments and contingent liabilities [line items]
Variation Percentage Between Committed And Estimated EBITDA	3.00%
Sensitivity to Sales CDx
Disclosure of commitments and contingent liabilities [line items]
Variation Percentage Between Committed And Estimated EBITDA	3.80%
Sensitivity to Sales MDS
Disclosure of commitments and contingent liabilities [line items]
Variation Percentage Between Committed And Estimated EBITDA	0.60%
Worst scenario
Disclosure of commitments and contingent liabilities [line items]
Variation Percentage Between Committed And Estimated EBITDA	(0.20%)
Weighted scenario (baseline and worst)
Disclosure of commitments and contingent liabilities [line items]
Variation Percentage Between Committed And Estimated EBITDA	1.80%
Weighted scenario (all sensitivities)
Disclosure of commitments and contingent liabilities [line items]
Variation Percentage Between Committed And Estimated EBITDA	2.20%